SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - JPY (¥) ¥ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Deferred income tax assets
Revenue and expense adjustments		¥ 36,322	¥ 50,092
Allowance for credit losses		30,894	25,395
Fair value change and impairment on investment securities		25,408	34,313
Lease liabilities		724,208	740,381
Stock based compensation		306,548	339,539
Net operating loss carryforwards		147,002	236,525
Others			48,274
Deferred income tax assets		1,270,382	1,474,519
Change in cash surrender value of life insurance policies		(14,014)	(23,149)
Right-of-use assets		(719,170)	(746,002)
Unrealized loss on sales arrangement with repurchase clause	[1]	(10,713)	(10,713)
Intangible assets acquired through business combination and asset acquisition		(124,934)	(109,874)
Others		(11,427)
Deferred income tax liabilities		(880,258)	(889,738)
Deferred income tax assets, net (included in other assets)		470,507	669,854
Deferred income tax liabilities, net (included in other liabilities)		¥ (80,383)	¥ (85,073)

[1]	Represents unrecognized loss for accounting purpose, recognized loss for tax purpose.